Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitment	$ 3,307,371		$ 3,307,371		$ 215,501	$ 190,017	$ 118,718
JJV LLC [Member]
Loan Origination Fees ,Percentage			75.00%		75.00%
Loan Processing Fee	$ 0	$ 117,221	$ 52,902	$ 244,152	$ 636,260	$ 541,600
Loan Servicing Fees, Description			the loan servicing fee ranged from one-twelfth (1/12 th) of one-half percent (0.5%) to one percent (1.0%) of the Company’s loan portfolio		the loan servicing fee ranges from one-twelfth (1/12 th) of one-half percent (0.5%) to one percent (1.0%) of the Companys loan portfolio
Loan Servicing Fees, Percentage			1.00%	1.00%	1.00%	1.00%
Loan Portfolio Expense			$ 32,778	$ 139,723	$ 295,035	$ 164,853
Other Commitment					1,616,735
Loan Inspection Fees					$ 55,194	$ 45,824
JJV LLC [Member] | Minimum [Member]
Loan Origination Fees On Original Loan Principal, Percentage			2.00%		2.00%
JJV LLC [Member] | Maximum [Member]
Loan Origination Fees On Original Loan Principal, Percentage			5.00%		5.00%